Gross Unrealized Losses on, and Fair Value of Investment Securities, Aggregated by Investment Category and Length of Time that Individual investment Securities have been in a Continuous Unrealized Loss Position (Detail) (Equity securities)
In Thousands
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Less than 12 months Fair value	$ 19,759	¥ 1,643,000	¥ 359,000
Less than 12 months Unrealized loss	3,391	282,000	30,000
12 months or more Fair value	2,898	241,000	349,000
12 months or more Unrealized loss	$ 842	¥ 70,000	¥ 113,000